Subsequent Events (Details) - USD ($)									1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Aug. 02, 2024	Aug. 01, 2024	Jul. 31, 2024	Mar. 06, 2024	Jun. 01, 2023	Feb. 01, 2023	Jul. 20, 2021	Feb. 09, 2021	Feb. 13, 2024	Jun. 30, 2023	Dec. 12, 2022	Nov. 01, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 09, 2024
Subsequent Events [Line Items]
Shares issued number of common stock													950,000
Percentage of subsequent financing on terms													20.00%
Percentage of note amount repaid													14.00%
Common stock issued													18,892,115	17,329,615	9,568,475
Stock options exercise price (in Dollars per share)					$ 5		$ 0.6	$ 0.6
Stock option maturity						10 years				10 years	10 years	10 years		3 years 8 months 15 days	4 years 4 months 9 days
Securities Purchase Agreement Note [Member]
Subsequent Events [Line Items]
Repayment percentage													100.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued number of common stock	1,299,999
Consideration Payable (in Dollars)																$ 350,000
Issuance of common shares		612,500
Common stock issued				80,000					12,500
Stock options exercise price (in Dollars per share)				$ 1					$ 5
Stock option maturity				10 years					10 years
Additionally stock options				160,000
Subsequent Event [Member] | Securities Purchase Agreement Note [Member]
Subsequent Events [Line Items]
Aggregate principal amount (in Dollars)			$ 1,150,000
Original issue discount (in Dollars)			$ 150,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Stock options exercise price (in Dollars per share)				$ 5
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Stock options exercise price (in Dollars per share)				$ 1